Current income tax receivables and payables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Current Tax Assets [Abstract]
Disclosure Of Detailed Information About Current Tax Assets [text block]
	December 31, 2018		December 31, 2017
(€ million)	Receivables	Payables	Receivables	Payables
Income taxes	191	440	191	472
Other taxes and duties	561	1,432	729	1,472
	752	1,872	920	1,944